Financial Investors Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

September 21, 2011

Via EDGAR

Mr. John Ganley

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Financial Investors Trust (the “Registrant”)

  File Nos. 33-72424, 811-8194

Dear Mr. Ganley:

On behalf of the Registrant, attached hereto is Post-Effective Amendment No. 82 (“PEA 82”) to the Registrant’s registration statement filed pursuant to the Investment Company Act of 1940, as amended, and Rule 485(b) of the Securities Act of 1933, as amended (the “1933 Act”).

PEA 82 is being filed to update and complete the Registrant’s disclosures in Post-Effective Amendment No. 74 (“PEA 74”) filed on July 11, 2011 on Form N-1A. PEA 82 (i) reflects changes to PEA 74 made in response to oral comments provided by the Staff of the U.S. Securities and Exchange Commission (the “Staff” or “Commission”) on August 26, 2011, (ii) includes certain other information not previously included in PEA 74, and (iii) includes certain other required exhibits.

PEA 82 includes a prospectus and statement of additional information for Grandeur Peak Global Opportunities Fund and Grandeur Peak International Opportunities Fund (the “Funds”), two series of the Registrant. There are no disclosures within PEA 82 that would render it ineligible to become effective pursuant to Rule 485(b) of the 1933 Act.

Set forth in the numbered paragraphs below are the Staff’s supplemental oral comments provided on August 26, 2011 to PEA 74, accompanied by the Registrant’s responses to each comment. Capitalized terms not otherwise defined herein shall have the meanings given to them in the Registrant’s registration statement.

Mr. John Ganley

September 21, 2011

STAFF COMMENTS: PEA 74

1.

Staff Comment: With respect to the section titled “PRINCIPAL INVESTMENT STRATEGIES OF THE FUND” on page 4 of PEA 74, the Staff notes that the terms “international” and “global” connote diversification among investments in a number of different countries throughout the world and, although “international” and “global” funds are not subject to Rule 35d-1, the Commission expects that investment companies using these terms in their names will invest their assets in investments that are tied economically to a number of countries throughout the world.[1] The Staff further notes that its current view is that, because the term “global” is included in Grandeur Peak Global Opportunities Fund, the Fund should include disclosure in its Prospectus that it will invest at least 40% of its assets in foreign securities under normal market conditions.

Registrant’s Response: The Registrant has revised the sections of Grandeur Peak Global Opportunities Fund’s Investor Class and Institutional Class Prospectuses titled “PRINCIPAL INVESTMENT STRATEGIES OF THE FUND” of the Fund’s Summary Section and “PRINCIPAL INVESTMENT STRATEGIES – Grandeur Peak Global Opportunities Fund” as follows (emphasis added):

The Fund invests primarily in foreign and domestic small and micro cap companies.

Under normal market conditions, the Adviser will invest the Fund’s assets primarily in equity securities (including common stock, preferred stock and securities convertible into common stock) of foreign and domestic companies with market capitalizations of less than $5 billion at the time of purchase. The Fund may invest a significant portion of its total assets (up to 35% under normal market conditions) in securities of companies with market capitalizations of greater than $5 billion at the time of purchase when the companies meet our investment criteria. The Fund may also invest a significant portion of its total assets in micro cap companies with market capitalizations below $1 billion (up to 90% under normal market conditions).

The Fund will typically invest in securities issued by companies domiciled in at least three countries, including the United States. The Fund will invest a significant portion of its total assets (at least 40% under normal market conditions) at the time of purchase in securities issued by companies that are organized or located outside the United States or doing a substantial amount of business outside the United States. The Fund considers a company that derives at least 50% of its revenue from business outside the United States or has at least 50% of its assets outside the United States as doing a substantial amount of business

[1]	See Investment Company Names, Investment Company Act Release No. 24828 (January 17, 2001), n. 42.

Mr. John Ganley

September 21, 2011

outside the United States.

The Fund may invest a significant amount of its total assets (5% to 50% under normal market conditions) at the time of purchase in securities issued by companies domiciled in emerging market countries. Emerging market countries include those currently considered to be developing by the Morgan Stanley Capital International (“MSCI”) World Index. These companies typically are located in the Asia-Pacific region, Eastern Europe, the Middle East, Central and South America, and Africa.

The Adviser uses a process of quantitative screening followed by “bottom up” fundamental analysis to identify growth companies that it believes to be best-in-class among their global peers. The Adviser travels extensively to visit companies and expects to meet with senior management.

The Fund may also invest in growth companies that the Adviser believes have hit a temporary setback and therefore have an appealing valuation relative to their long-term growth potential.

At times, the Fund may invest in early stage companies with limited or no earnings history if the Adviser believes they have outstanding long-term growth potential. The Fund may also invest in Initial Public Offerings (IPOs).

The Adviser does not use allocation models to restrict the Fund’s investments to certain regions, countries or industries. The Adviser may significantly shift Fund assets between asset classes, sectors and geographic regions based on where it believes the best growth opportunities and valuations currently exist. The Fund may invest a large percentage of its assets in a few sectors or regions.

The Fund is non-diversified, meaning that it can concentrate investments in a more limited number of issuers than a diversified fund.

2.

Staff Comment: Please confirm whether the Adviser currently intends to make large sector bets in either Fund. If so, the Staff requests that you revise the disclosure to identify the sector(s) and provide appropriate risk disclosure for that sector. Please note that, if the Adviser does not currently intend to make large sector bets in either Fund but determines to do so in the future, the relevant Fund’s Prospectus will need to be supplemented with this information.

Registrant’s Response: The Adviser has represented to the Registrant that it currently does not intend to make large sector bets in either Fund but that if it determines to do so, will supplement the relevant Fund Prospectus with the required information.

Mr. John Ganley

September 21, 2011

* * *

The Registrant hereby acknowledges that:

•	should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•

the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	the Registrant may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

* * *

If you have any questions or further comments, please contact the undersigned at (720) 917-0651.

Very truly yours,

/s/ JoEllen L. Legg
JoEllen L. Legg
Secretary of Financial Investors Trust

cc:	Eric Huefner, Grandeur Peak Global Advisors, LLC

  Peter H. Schwartz, Esq., Davis Graham & Stubbs LLP